Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant accounting policies
Schedule of property, plant and equipment useful lives

Buildings and constructions
Buildings and constructions	20–33 years
Light buildings and constructions	3–20 years
Machinery and equipment
Production machinery, measuring and test equipment	1–5 years
Other machinery and equipment	3–10 years